Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2021 $ / shares
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, exercise price per share	$ 11.50
Level 3 [Member] | Private Placement Warrants [Member] | Probability of Consummation of Business Combination [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement input	0.90
Level 3 [Member] | Public Warrants [Member] | Probability of Consummation of Business Combination [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement input	0.90
Level 3 [Member] | Public Warrants [Member] | Common Class A [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Simulated price of share	$ 18.00
Warrants, exercise price per share	$ 11.50